Maintenance rights intangible and lease premium, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization of lease premium intangibles	$ 13,632	$ 19,836	$ 23,042
Lease Premiums [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of lease premium intangibles	$ 13,600	$ 19,800	$ 23,000